CORRECTION OF ERRORS IN 2022 INTERIM FINANCIAL INFORMATION (Tables)	9 Months Ended
Sep. 30, 2023
Accounting Changes and Error Corrections [Abstract]
Schedule of error corrections

Condensed Balance Sheets	For the nine months ended September 30, 2022 (unaudited)
	As previously reported	Adjustments	As Restated

Total assets	$4,101,162	$–	$4,101,162

Total current liabilities	1,168,426	–	1,168,426

Additional paid-in capital	41,510,853	(152,653)	41,358,200
Accumulated deficit	(38,578,195)	152,653	(38,425,542)
Other	78	–	78
Total stockholders’ equity	2,932,736	–	2,932,736

Total liabilities and stockholders’ equity	$4,101,162	$–	$4,101,162

Condensed Statements of Operations	For the nine months ended September 30, 2022 (unaudited)
	As previously reported	Adjustments	As Restated

Gross profit (loss)	$(10,085)	$–	$(10,085)

Sales and marketing	353,456	–	353,456
Research and development	848,995	–	848,995
General and administrative	3,559,225	(152,653)	3,406,572
Total operating expenses	4,761,676	(152,653)	4,609,023

Total other income (expense)	(1,504,875)	–	(1,504,875)

Net income (loss)	$(6,276,636)	$152,653	$(6,123,983)
Net (loss) allocable to common stockholders	$(6,692,159)	$152,653	$(6,539,506)
(Loss) per share	$(1.21)	$0.04	$(1.17)
Weighted Average common shares outstanding	5,516,238	6,712	5,522,950

Condensed Statements of Operations	For the three months ended September 30, 2022 (unaudited)
	As previously reported	Adjustments	As Restated

Gross profit (loss)	$(3,573)	$–	$(3,573)

Sales and marketing	159,388	–	159,388
Research and development	290,966	–	290,966
General and administrative	1,184,100	–	1,184,100
Total operating expenses	1,634,454	–	1,634,454

Total other income (expense)	227	–	227

Net income (loss)	$(1,633,033)	$–	$(1,633,033)
Net (loss) allocable to common stockholders	$(1,633,033)	$–	$(1,633,033)
(Loss) per share	$(0.20)	$–	$(0.20)
Weighted Average common shares outstanding	7,821,515	–	7,821,515

Condensed Statements of Cash Flows	For the nine months ended September 30, 2022 (unaudited)
	As previously reported	Adjustments	As Restated

Net income (loss)	$(6,276,636)	$152,653	$(6,123,983)

Adjustments to reconcile net income (loss) to net cash used in operation activities
Depreciation and amortization	141,852	(37,500)	104,352
Non-cash charge settled in equity	–	1,299,507	1,299,507
Prepaids and other current assets	85,081	(127,883)	(42,801)
Accrued and other liabilities	981,504	(921,718)	59,786
Other	889,081	–	889,081
Net cash (used in) operations	(4,179,118)	365,060	(3,814,058)

Net cash (used in) investing activities	(159,622)	–	(159,622)

IPO Issuance costs	–	(365,060)	(365,060)
Others	6,552,318	–	6,552,318
Net cash provided by financing activities	6,552,318	(365,060)	6,187,258

Net cash increase (decrease) for period	$2,213,578	$–	$2,213,578

Condensed Statements of Changes in Stockholders’ Equity	September 30, 2022 (unaudited)
	As previously reported	Adjustments	As Restated

Common Stock	$78	$–	$78
Additional paid-in capital	41,510,853	(152,653)	41,358,200
Accumulated deficit	(38,578,195)	152,653	(38,425,542)
Total stockholders’ equity	$2,932,736	$–	$2,932,736